SCHEDULE OF EFFECTIVE INCOME TAX RATE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net loss before income taxes	$ 274	$ 329
Income tax expense		86
SINGAPORE
Net loss before income taxes	$ 274	$ 690
Statutory income tax rate	17.00%	17.00%
Income tax expense at statutory rate	$ 46	$ 117
Tax effect of non-taxable income	(46)	44
Tax holiday		(100)
Others		25
Income tax expense		86
MALAYSIA
Net loss before income taxes	$ (80)	$ (90)
Statutory income tax rate	24.00%	24.00%
Income tax expense at statutory rate	$ (19)	$ (22)
Tax holiday	19	22
Income tax expense